Exception Grades

Run Date - 6/11/2026 1:56:28 PM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
225630089	900000388	900000388		36504719			Credit	Disclosure	Missing Document	Disclosure	E-sign Consent Agreement is missing.	-	The file is missing a copy of the E-Sign Consent Agreement.				Reviewer Comment (2026-03-20): Compliance Summary received, exception cleared Buyer Comment (2026-03-19): Please review the compliance summary in the file.	03/20/2026			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Exempt from ATR	No
225630089	900000388	900000388		36504721			Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.					Buyer Comment (2026-03-23): Please waive as EV2 that will not affect overall grade. Reviewer Comment (2026-03-20): This is for informational purpose and it does not affect the overall grade. If we can waive just let us know and we will waive on this loan and any other that have this exception. Buyer Comment (2026-03-19): What do you need on this?			03/23/2026	2	A	A	A	A	A	A	A	A	A	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Exempt from ATR	No
225630089	900000388	900000388		36504724			Credit	Income / Employment	Income Documentation	Missing Document	REO Documents are missing.	-	HOI is missing from the file				Reviewer Comment (2026-03-20): Mortgage statement provided Buyer Comment (2026-03-19): This was in the file. Please clarify what you need.	03/20/2026			1	C	A	C	A	C	A	C	A	C	A		CT	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Non QM	Exempt from ATR	No
225630090	900000401	900000401		36504726			Credit	Loan Package Documentation	Closing / Title	Missing Document	Missing Document: Security Instrument - Subject Lien not provided		Fully executed Security Instrument is incomplete. Page 2 of 13 is missing. Please provide the complete, fully executed copy.				Reviewer Comment (2026-03-24): All pages provided Buyer Comment (2026-03-20): MTG attached - thank you!	03/24/2026			1	D	A	D	A	D	A	D	A	D	A		CT	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Exempt from ATR	No
225630090	900000401	900000401		36504727			Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.					Reviewer Comment (2026-03-23): Client elects to waive. Reviewer Comment (2026-03-20): This is for informational purpose and it does not affect the overall grade. If we can waive just let us know and we will waive on this loan and any other that have this exception. Buyer Comment (2026-03-20): We are a CDFI lender - what is this condition for? What are you even asking for? Please clear. Thank you.	03/23/2026			1	A	A	A	A	A	A	A	A	A	A		CT	Primary	Purchase		D	A	D	A	A	A	A	A	Non QM	Exempt from ATR	No
225630091	900000387	900000387		36504732			Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.					Reviewer Comment (2026-03-26): Client elects to waive Buyer Comment (2026-03-24): We are a CDFI lender - what is this condition for? What are you even asking for? Please clear. Thank you.			03/26/2026	2	A	A	A	A	A	A	A	A	A	A		IL	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Exempt from ATR	No
225630091	900000387	900000387		36504734			Compliance	Compliance	State Compliance	State Defect	Illinois SB 1894	IL Predatory Lending Database Program (SB 1894) - Certificate of Compliance or Exemption not attached to mortgage for recording.	Certificate of Compliance or Exemption not attached to mortgage for recording.				Reviewer Comment (2026-03-26): Provided Buyer Comment (2026-03-25): RDOT attached - MTG recorded with [redacted] . Please clear. Thank you.	03/26/2026			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Exempt from ATR	No
225630091	900000387	900000387		36504735			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver Test	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.	Evidence of earlier borrower receipt was not found in file. Closing date 03/13/2026, initial Closing Disclosure receipt on 03/13/2026.				Reviewer Comment (2026-03-25): SitusAMC received disclosure summary for initial CD. Buyer Comment (2026-03-24): ICD and Disclosure Tracking attached. Thank you.	03/25/2026			1	C	A	C	A	C	A	C	A	C	A		IL	Primary	Purchase	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Exempt from ATR	No
225739457	900000435	900000435		36713659			Compliance	Compliance	Federal Compliance	ATR/QM	CDFI Bank Originated Loan submitted as Non Exempt	Loan exempt from QM/ATR submitted with a loan originator designation of other than ATR Exempt. QM/ATR testing performed to determine if an exempt loan would otherwise meet QM/ATR criteria if it were subject to the rule. TILA loan designation remains ATR Exempt.					Reviewer Comment (2026-05-04): EV2 client elected to wave.			05/04/2026	2	A	A	A	A	A	A	A	A	A	A		ID	Primary	Purchase		A	A	A	A	A	A	A	A	Non QM	Exempt from ATR	No